Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted net loss per share	$ (0.01)	$ (0.01)	$ (0.03)
Weighted average number of ordinary shares used in computing diluted net loss per share	1,278,333,912	815,746,293	553,079,638